Statements Of Stockholder's Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Total
Beginning Balance, Amount at Mar. 14, 2011	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Mar. 14, 2011	0
Common Shares issued to founders for services March 21, 2011 at $0.001 per share, Shares	5,000,000
Common Shares issued to founders for services March 21, 2011 at $0.001 per share, Amount	5,000			5,000
Net Income (Loss)			(7,785)	(7,785)
Ending Balance, Amount at Mar. 31, 2011	5,000	0	(7,785)	(2,785)
Ending Balance, Shares at Mar. 31, 2011	5,000,000
Net Income (Loss)			(8,893)	(8,893)
Ending Balance, Amount at Sep. 30, 2011	$ 5,000	$ 0	$ (16,678)	$ (11,678)
Ending Balance, Shares at Sep. 30, 2011	5,000,000